Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net amount at January 1	SFr 166.6	SFr 97.1	SFr 59.1
thereof deferred tax assets	175.9	107.8	69.5
thereof deferred tax liabilities	(9.3)	(10.8)	(10.5)
Taxes charged
to income statement	74.5	36.6	SFr 46.2
to other comprehensive income	5.1	0.1
Exchange differences	(10.1)	1.3
Net amount at December 31	SFr 97.1	SFr 59.1